STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Options Outstanding
The following table summarizes options outstanding, as well as activity for the year ended December 31, 2023 (prior year amounts have been converted using the conversion ratio of 0.2282 applied in the Merger):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
OUTSTANDING, December 31, 2022	2,494,097	$4.04	3.93	$11,687
Granted	—	—	—	—
Exercised	(132,375)	5.04	—	—
Forfeited	—	—	—	—
OUTSTANDING, December 31, 2023	2,361,722	4.02	3.37	—

UNVESTED, December 31, 2023	—	—	—	—

EXERCISABLE, December 31, 2023	2,361,722	4.02	3.37	—